Restructuring And Other Related Charges (Schedule Of Restructuring And Other Related Charges By Segment) (Details) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	$ 130.4	$ 100.7	$ 120.4
Operating segments | Test & Measurement
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	10.7	8.3	19.9
Operating segments | Environmental
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	27.9	7.4	8.0
Operating segments | Life Sciences & Diagnostics
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	50.2	36.1	51.5
Operating segments | Dental
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	21.4	13.3	9.8
Operating segments | Industrial Technologies
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	20.2	35.6	29.1
Other
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring and other related charges	$ 0.0	$ 0.0	$ 2.1